Income Taxes - Schedule of Domestic and Foreign Loss before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Income Tax Disclosure [Abstract]
United States based operations	$ (56,597)	$ (30,083)	$ (101,197)
Non-United States based operations	6,481	(3,855)	(7,559)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (50,116)	$ (33,938)	$ (108,756)